STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Cash flow from operating activities:
Net loss	$ (14)	$ (14)	$ (98)	$ (63)
Adjustments to reconcile net loss to net cash used in operating activities:
Contributed services	$ 9	10	$ 28	39
Changes in operating assets and liabilities:
Increase in prepaid expenses				$ (4)
Increase in accounts payable to related party			$ 50
Increase in accounts payable		2	7
Net cash used in operating activities	$ (5)	$ (2)	(13)	$ (28)
Cash flow from financing activities:
Promissory note from shareholder	3		13	$ 10
Proceeds from issuance of common stock			20
Net cash provided by financing activities	3		33	$ 10
Net increase (decrease) in cash and cash equivalents	(2)	$ (2)	$ 20	(18)
Cash and cash equivalents at beginning of the period	$ 2	20		20
Cash and cash equivalents at the end of the year		$ 18	$ 20	$ 2
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes